Cost of Revenues, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of Revenues, Selling Expenses and Administrative Expenses
Cost of revenues	$ 18,275,424	$ 17,918,347	$ 17,126,606
Selling expenses	237,581	357,681	273,479
Administrative expenses	3,378,212	3,194,636	2,982,361
Discontinued operations		121,874	1,365,067
Total depreciation, amortization and other amortization	21,891,217	21,592,538	21,747,513
Expenses relating to variable lease payment not included in the measurement of the lease liability	746,404	639,261
Expenses relating to short-term leases and leases of low-value assets	245,752	194,016
Total	992,156	833,277
Employee benefits
Short-term employee benefits	15,561,034	15,064,471	12,807,423
Other short-term employee benefits	795,740	1,130,535	1,711,945
Share-based compensation	748,500	968,628	903,764
Post-employment benefits	87,657	151,389	140,857
Discontinued operations		251,350	6,531,559
Employee benefits	$ 17,192,931	$ 17,566,373	$ 22,095,548